Supplement to the Variable Annuity Prospectus and Summary Prospectuses
		dated October 15, 2021 as supplemented and amended
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	         American General Life Insurance Company

	             Variable Annuity Account Seven
	        Polaris Platinum O-Series Variable Annuity
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The following information applies to the Prospectus, Initial Summary Prospectus and Updating Summary Prospectus (collectively, the "Prospectus"): The date of the Prospectus has been changed to January 1, 2022.

This Supplement does not apply if your policy was issued in New York.

Dated:  January 1, 2022



	Please keep this Supplement with your Prospectus